Contingencies and Capital Commitments	12 Months Ended
Dec. 31, 2021
Contingencies and Capital Commitments [abstract]
Contingencies and Capital Commitments

32.   CONTINGENCIES AND CAPITAL COMMITMENTS

(a)    Caylloma Letter of Guarantee

The Caylloma mine closure plan, as amended, that was in effect in January 2021, included total undiscounted closure costs of $11.4 million, which consisted of progressive closure activities of $3.5 million, final closure activities of $7.2 million, and post closure activities of $0.8 million pursuant to the terms of the Mine Closing Law.

Under the terms of the current Mine Closing Law, the Company is required to provide the Peruvian Government with a guarantee in respect of the Caylloma mine closure plan as it relates to final closure activities and post-closure activities and related taxes.  In 2021, the Company provided a guarantee of $9.7 million to the Peruvian Government in respect of such closure costs and taxes, by way of a security bond in the amount of $1.5 million and a bank letter of guarantee in the amount of $8.4 million. The security bond and the bank letter of guarantee expired on January 28, 2022.

On November 17, 2021 the Ministry of Energy and Mining approved a second amendment to the closure plan for the Caylloma mine by Directorate Resolution No. 220-2021/MINEM-DGAAM.  As a result, the total undiscounted closure costs for the Caylloma Mine as at November 17, 2021 were $15.4 million, which amounts includes $5.2 million of progressive closure activities, $8.3 million of final closure activities, and $1.9 million of post-closure activities. On January 19, 2022, the Company obtained a new bank letter of guarantee and increased the amount guaranteed to $10.8 million, which guarantee is valid until January 27, 2023.

On August 19, 2021, the Peruvian Government approved Law N° 31347 which modifies the Mine Closing Law. This new law includes, among other things, new criteria for the calculation of guarantee required to be in place for the closing of a mine.  As a result, a guarantee will be required to be put in place for the full mine closure plan, to include progressive closure costs, final closure activities and post closure-activities.  The effective date for the new Mine Closing Law has not yet been confirmed by the Peruvian Government, but it is expected to be in effect in 2023.

(b)    San Jose Letter of Guarantee

The Company has established three letters of guarantee in the aggregate amount of $1.2 million to fulfill its environmental obligations under the terms and conditions of the Environmental Impact Statements issued by the Secretaria de Medio Ambiente y Recursos Naturales (“SEMARNAT”) in 2009 in respect of the construction of the San Jose mine, and in 2017 and 2020 with respect to the expansion of the dry stack tailings facility at the San Jose mine. The letters of guarantee expire on December 31, 2023, June 15, 2022, and September 17, 2022, respectively.

(c)    Other Commitments

As at December 31, 2021, the Company had capital commitments of $1.3 million and $5.2 million for civil work, equipment purchases and other services at the Lindero and San Jose Mines, respectively, which are expected to be expended within one year.

As of December 31, 2021, the Company had capital commitments of $71.8 million for the construction of the Séguéla Mine, with $66.4 million expected to be expended within one year.

The Company entered into an agreement with a service provider wherein the Company would be required to make an early termination payment, which is reduced monthly over 30 months, if the Company terminates the agreement, and in certain circumstances, could be required to make other payments that will be negotiated between the Company and the service provider. If the Company had terminated the agreement at December 31, 2021 it would have been subject to an early termination payment of $7.8 million.

(d)    Tax Contingencies

The Company is, from time to time, involved in various tax assessments arising in the ordinary course of business. The Company cannot reasonably predict the likelihood or outcome of these actions. The Company has recognised tax provisions with respect to current assessments received from the tax authorities in the various jurisdictions in which the Company operates, and from any uncertain tax positions identified. For those amounts recognised related to current tax assessments received, the provision is based on management's best estimate of the outcome of those assessments, based on the validity of the issues in the assessment, management's support for their position, and the expectation with respect to any negotiations to settle the assessment. Management re-evaluates the outstanding tax assessments regularly to update their estimates related to the outcome for those assessments taking into account the criteria above.

Peru

The Company was assessed $1.2 million (4.3 million Peruvian soles), including interest and penalties of $0.6 million (2.4 million Peruvian soles), for the 2010 tax year by SUNAT, the Peruvian tax authority, with respect to the deduction of certain losses arising from derivative instruments.  The Company has applied to the Peruvian tax court to appeal the assessment.

On January 22, 2019, the Peruvian tax court reaffirmed SUNAT’s position and denied the deduction. The Company believes the assessment is inconsistent with Peruvian tax law and that it is probable the Company will succeed on appeal through the Peruvian legal system. The Company has paid the disputed amount in full and has initiated proceedings through the Peruvian legal system to appeal the decision of the Peruvian tax court.

As at December 31, 2021, the Company has recorded the amount paid of $1.1 million (4.3 million Peruvian soles) in other long-term assets, as the Company believes it is probable that the appeal will be successful (Note 11).

(e)    SGM Royalty

In January 2020, the Company received notice from the Dirección General de Minas (“DGM”) seeking to cancel one of the Company’s mining concessions at the San Jose Mine in Oaxaca, Mexico if a disputed royalty, in the Mexican peso equivalent of $30 million plus VAT (being the amount of the claimed royalty from 2011 to 2019), was not paid before March 15, 2020. In early February 2020, the Company began legal proceedings (the “Amparo Proceedings”) to contest the initiation of the cancellation procedure taken by the DGM on the Company’s mining concession, if the royalty claimed by the Mexican Geological Service (the “SGM”) was not paid. Effective May 27, 2021, the DGM provided notice to the Company of the termination of the cancellation procedure, as it had determined that the required cause for the cancellation of the concession was not established. As a result the Company discontinued the Amparo Proceedings in the Collegiate Court in Mexico. Further, on advice received from Mexican counsel, the Company withdrew the administrative and legal proceedings that it had initiated in the Mexican Federal Administrative Court to remove reference to the royalty on the title register.

On October 7, 2021, the Company and the SGM entered into a settlement agreement, pursuant to which the Company paid to the SGM the amount of $9.6 million, plus value added tax (which is included in Other Expenses) to end any prior dispute, and agreed to pay to the SGM a three percent royalty on the billing value of minerals obtained from the concession from May 1, 2021 on an ongoing basis. The terms of the royalty are set out in a royalty agreement between the parties dated March 18, 2022. The remaining terms of the settlement are confidential and the Company has not admitted any liability.

(f)    Other Contingencies

The Company is subject to various investigations and other claims, legal, labor, and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably for the Company. Certain conditions may exist as of the date these financial statements are issued that may result in a loss to the Company. None of these matters is expected to have a material effect on the results of operations or financial conditions of the Company.